DISCONTINUED OPERATIONS (Gain Resulting From Such Disposition) (Details) - Qufan [Member] ¥ in Thousands	Feb. 09, 2018 CNY (¥)
Consideration	¥ 121,964
Cash and cash equivalents	41,699
Short-term investments	20,000
Prepayments and other receivables	6,428
Property and equipment, net	1,490
Intangible assets, net	45,847
Goodwill	130,613
Long-term investments	2,000
Other non-current assets	14
Accrued payroll and welfare payable	(5,104)
Accrued expenses and other current liabilities	(756)
Income tax payable	(4,927)
Deferred revenue	(5,527)
Deferred tax liabilities	(12,554)
Net assets of Qufan	¥ 219,223
Equity interest percentage	51.00%
Less: Net assets of Qufan attributable to the Company	¥ 111,804
Gain on disposal of Qufan	¥ 10,160